Employee Benefits - Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011 Y
Benefit Cost [Member] | Prior to age 65 [Member] | 2017 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Assumed rate decrease	5.50%
Benefit Cost [Member] | After age 65 [Member] | 2015 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Assumed rate decrease	6.00%
Postretirement Welfare Plan [Member] | Net Periodic Benefit Cost Assumptions [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Duration of Plan	7.7	7.7
Qualified pension plans [Member] | Net Periodic Benefit Cost Assumptions [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Duration of Plan	14.8	14.0
Non qualified pension plans [Member] | Net Periodic Benefit Cost Assumptions [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Duration of Plan	11.4	11.0